NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2021
Non Controlling Interest [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
The company’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2021	2020
Participating non-controlling interests – in operating subsidiaries	$10,297	$10,290
Participating non-controlling interests – in a holding subsidiary held by the partnership	261	258
	$10,558	$10,548
Participating non-controlling interests – in operating subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Isagen institutional investors	Isagen public non-controlling interests	The Catalyst Group	TerraForm Power	Other	Total
As at December 31, 2018	$900	$1,695	$2,667	$—	$2,212	$15	$124	$1,895	$158	$9,666
Net income (loss)	—	—	—	—	154	1	17	(135)	(1)	36
Other comprehensive income	46	114	324	—	266	2	(41)	200	1	912
Capital contributions	—	2	—	—	—	(2)	—	292	2	294
Dividends declared and return of capital	(24)	(57)	(180)	—	(259)	(1)	(11)	(121)	(20)	(673)
Other	—	2	23	—	2	(2)	—	(2)	—	23
As at December 31, 2019	922	1,756	2,834	—	2,375	13	89	2,129	140	10,258
Net income (loss)	(13)	(17)	(64)	1	130	—	16	(142)	(3)	(92)
Other comprehensive income	100	189	528	2	325	2	27	176	33	1,382
Capital contributions	—	4	—	71	—	—	—	—	261	336
Return of capital	—	—	(41)	—	—	—	—	(41)	—	(82)
Dividends declared	(8)	(29)	(139)	—	(180)	—	(35)	(86)	(36)	(513)
Special distribution/TerraForm Power acquisition	—	—	—	—	—	—	—	(1,026)	—	(1,026)
Other	1	(1)	(36)	—	—	(1)	—	(49)	113	27
As at December 31, 2020	1,002	1,902	3,082	74	2,650	14	97	961	508	10,290
Net income (loss)	5	(32)	(20)	(3)	113	1	16	(67)	(36)	(23)
Other comprehensive income	(122)	411	187	137	(107)	—	28	(6)	73	601
Capital contributions	—	1	—	64	—	—	—	—	—	65
Disposals	(181)	—	—	—	—	—	—	—	—	(181)
Dividends declared	(18)	(31)	(220)	(11)	(214)	(2)	(9)	(105)	(45)	(655)
Other(1)	—	—	157	—	—	—	—	70	(27)	200
As at December 31, 2021	$686	$2,251	$3,186	$261	$2,442	$13	$132	$853	$473	$10,297
Interests held by third parties	75% - 78%	43% - 60%	23% - 71%	75%	53%	0.3%	25%	33%	0.3% - 30%
(1)During the year, the company issued additional shares to a partially-owned subsidiary of Brookfield Renewable. Refer to Note 26 – Commitments, contingencies and guarantees in the annual consolidated financial statements for further details.
The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to the company:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III(1)	Brookfield Infrastructure Fund IV	Isagen (2)	The Catalyst Group	TerraForm Power(3)	Other	Total
Interests held by third parties	75% - 78%	43% - 60%	71%	75%	76%	25%	68%	0.3% - 30%
Place of business	North America, Brazil	North America, Brazil	North America	Brazil	Colombia	North America	North America, South America, Europe	North America, Brazil
Year ended December 31, 2019:
Revenue	$155	$331	$46	$—	$971	$145	$991	$24	$2,663
Net income	2	2	(1)	—	293	67	(205)	7	165
Total comprehensive income (loss)	61	282	155	—	1,007	(99)	90	9	1,505
Net income allocated to non-controlling interests	—	—	1	—	220	17	(205)	3	36
Year ended December 31, 2020:
Revenue	$137	$261	$41	$5	$874	$141	$1,161	$15	$2,635
Net income (loss)	(15)	(29)	(11)	1	258	65	(360)	4	(87)
Total comprehensive income (loss)	109	329	287	4	877	173	238	—	2,017
Net income (loss) allocated to non-controlling interests	(13)	(17)	(8)	1	195	16	(268)	2	(92)
As at December 31, 2020:
Property, plant and equipment, at fair value	$1,785	$4,837	$1,745	$172	$8,150	$1,037	$11,606	$134	$29,466
Total assets	1,833	4,968	1,754	212	9,130	1,045	12,767	140	31,849
Total borrowings	483	1,356	346	64	1,822	549	6,890	41	11,551
Total liabilities	550	1,509	350	113	4,131	557	9,365	57	16,632
Carrying value of non-controlling interests	1,002	1,902	1,003	74	3,794	97	2,395	23	10,290
Year ended December 31, 2021:
Revenue	$137	$269	$58	$25	$929	$136	$1,239	$14	$2,807
Net income (loss)	7	(60)	(3)	(4)	214	62	(245)	8	(21)
Total comprehensive income (loss)	(161)	716	332	178	11	173	(243)	117	1,123
Net income allocated to non-controlling interests	5	(32)	(2)	(3)	162	16	(175)	6	(23)
As at December 31, 2021:
Property, plant and equipment, at fair value	$1,053	$5,578	$2,061	$713	$8,497	$1,129	$10,867	$164	$30,062
Total assets	1,087	5,685	2,074	798	9,498	1,140	11,939	202	32,423
Total borrowings	179	1,331	347	391	2,224	507	6,902	39	11,920
Total liabilities	205	1,549	358	450	4,896	511	8,916	61	16,946
Carrying value of non-controlling interests	685	2,251	1,226	261	3,493	132	2,197	52	10,297
(1)Excludes information relating to Isagen and TerraForm Power which is presented separately.
(2)The total third parties ownership interest in Isagen as of December 31, 2021 was 75.9% and comprised of Brookfield Infrastructure Fund III: 23.0%, Isagen Institutional investors 52.6% and other non-controlling interests: 0.3%.
(3)The total third parties ownership interest in TerraForm Power as of December 31, 2021 was 68.2% and comprised of Brookfield Infrastructure Fund III: 35.5% and the remainder is held by the partnership
The following table summarizes certain financial information regarding Participating non-controlling interests – in a holding subsidiary held by the partnership:

(MILLIONS)	2021	2020	2019
For the year ended December 31:
Revenue	$1,133	$1,069	$1,303
Net income	334	472	350
Comprehensive income	473	550	944
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	7	11	11
As at December 31:
Property, plant and equipment, at fair value	$10,785	$9,801
Total assets	12,408	11,527
Total borrowings	3,117	2,440
Total liabilities	5,967	4,968
Carrying value of participating non-controlling interests – in a holding subsidiary held by the partnership	261	258